Related party transactions - Summary of transactions occurred with related parties (Detail) $ in Thousands	12 Months Ended
Jun. 30, 2017 AUD ($)
Kumara Inc [member]
Disclosure of transactions between related parties [line items]
Director's fees, Consultancy fees for executive duties	$ 21
John O'Connor [member]
Disclosure of transactions between related parties [line items]
Director's fees, Consultancy fees for executive duties	$ 38